Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Governmental institutions	$ 33,972	$ 233,501
Prepaid expenses	322,198	349,632
Deferred contract costs	57,392	68,427
Other current assets	8,357
Total	$ 421,919	$ 651,560